Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2026	¥ 3,366
2027	1,517
2028	373
Total lease payment	5,256
Less imputed interest	(138)
Present value of operating lease liabilities	5,118	$ 732
Less: current obligation	(3,279)	(469)	¥ (2,645)
Long-term obligation as of December 31, 2025 (RMB)	1,839	263	2,867
Long-term obligation as of December 31, 2025 (US$) (in Dollars)	¥ 1,839	$ 263	¥ 2,867